Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2021

	Shares	Value	Ticker	Total Cost
Common Stocks - 98.23%

Aerospace & Defense - 2.66%
Arconic, Inc. (a)	115,881	2,942,219	ARNC	$ 2,076,208
Howmet Aerospace, Inc.	44,206	1,420,339	HWM	$ 977,850
		4,362,557		$ 3,054,059

Building Products - 1.4%
Masco Corp.	38,367	2,298,183	MAS	$ 1,796,197
		2,298,183		$ 1,796,197

Capital Markets - 3.82%
B. Riley Financial, Inc.	19,930	1,123,653	RILY	$ 788,776
Houlihan Lokey, Inc. Class A	15,690	1,043,542	HLI	$ 956,552
Raymond James Financial, Inc.	33,390	4,092,278	RJF	$ 2,770,642
		6,259,474		$ 4,515,970

Chemicals - 3.77%
AdvanSix, Inc.	11,890	318,890	ASIX	$ 276,168
Platform Specialty Products Corp.	195,139	3,569,092	ESI	$ 2,135,286
Valvoline, Inc.	87,850	2,290,250	VVV	$ 1,306,709
		6,178,232		$ 3,718,163

Commercial Services & Supplies - 1.55%
IAA, Inc. (a)	28,460	1,569,284	IAA	$ 927,530
Monitronics International, Inc.	41,140	962,676	SCTY	$ 830,042
		2,531,960		$ 1,757,572

Communication Equipment - 2.36%
CommScope Holding Company, Inc.	82,800	1,271,808	COMM	$ 1,010,288
Comtech Telecommunications Corp.	36,880	916,099	CMTL	$ 880,238
IAC/InterActive Corp. (a)	7,720	1,669,913	IAC	$ 989,313
		3,857,820		$ 2,879,839

Construction & Engineering- 6.16%
APi Group Corp. (a) (c)	222,057	4,592,139	APG	$ 2,529,945
Arcosa, Inc.	61,686	4,015,142	ACA	$ 2,339,946
Atlas Technical Consultants, Inc. Class A	144,992	1,480,368	ATCX	$ 1,323,576
		10,087,649		$ 6,193,467

Construction Materials - 2.54%
Eagle Materials, Inc.	22,940	3,083,365	EXP	$ 1,772,540
Summit Materials, Inc.	38,430	1,076,809	SUM	$ 733,051
		4,160,174		$ 2,505,591

Consumer Finance - 2.25%
Ally Financial, Inc.	37,714	1,705,050	ALLY	$ 1,040,203
PROG Holdings, Inc.	45,590	1,973,591	PRG	$ 2,337,568
		3,678,641		$ 3,377,771

Diversified Consumer Services - 2.77%
Frontdoor Inc. (a)	32,140	1,727,525	FTDR	$ 1,191,881
Terminix Global Holdings, Inc.	50,310	2,398,278	TMX	$ 1,673,199
WW International Inc.	13,370	418,214	WW	$ 426,109
		4,544,016		$ 3,291,189

Diversified Financial Services - 2.83%
Voya Financial, Inc.	72,944	4,642,156	VOYA	$ 3,245,453
		4,642,156		$ 3,245,453

Diversified Telecommunications - 0.96%
Iridium Communications, Inc. (a)	37,940	1,565,025	IRDM	$ 949,828
		1,565,025		$ 949,828

Electronic Equipment - 1.14%
MasTec, Inc. (a)	20,000	1,874,000	MTZ	$ 1,109,005
		1,874,000		$ 1,109,005

Electronic Equipment, Instruments & Comp - 2.16%
Vontier Corp.	116,840	3,536,747	VNT	$ 3,813,626
		3,536,747		$ 3,813,626

Energy Equipment & Services- 1.91%
ChampionX Holding Inc. (a)	143,890	3,126,730	CHX	$ 2,008,941
		3,126,730		$ 2,008,941

Entertainment. - 2.01%
Madison Square Garden, Inc. Class A (a)	5,240	940,370	MSGS	$ 871,536
Madison Square Garden Entertainment Corp. (a)	28,690	2,346,842	MSGE	$ 2,213,254
		3,287,212		$ 3,084,791

Equity Real Estate Investment Trusts - 3.78%
Alpine Income Property Trust, Inc.	50,869	883,086	PINE	$ 905,041
CTO Realty Growth, Inc.	8,490	441,565	CTO	$ 415,750
Gaming and Leisure Properties, Inc.	39,306	1,667,754	GLPI	$ 1,422,703
Postal Realty Trust, Inc. Class A	51,030	876,695	PSTL	$ 674,783
PotlatchDeltic Corp.	43,913	2,323,876	PCH	$ 1,579,870
		6,192,976		$ 4,998,146

Food Products - 3.71%
Nomad Foods Ltd. (a)	39,050	1,072,313	NOMD	$ 701,176
Post Holdings, Inc. (a)	19,580	2,069,998	POST	$ 1,919,027
TreeHouse Foods, Inc. (a)	16,072	839,601	THS	$ 703,924
Whole Earth Brands, Inc.	161,120	2,101,005	FREE	$ 1,724,099
		6,082,917		$ 5,048,226

Gas Utilities - 2.93%
New Jersey Resources Corporation	19,790	789,027	NJR	707,862.57
UGI Corporation	97,971	4,017,791	UGI	$ 3,623,441
		4,806,818		$ 4,331,304

Health Care Equipment & Supplies - 0.64%
Utah Medical Products, Inc.	12,024	1,041,278	UTMD	$ 858,806
		1,041,278		$ 858,806

Health Care Providers & Services - 3.82%
Corvel Corp. (a)	7,095	727,876	CRVL	$ 478,284
Henry Schein, Inc. (a)	45,729	3,166,276	HSIC	$ 2,922,861
The Pennant Group, Inc. (a)	29,202	1,337,452	PNTG	$ 554,024
The Providence Service Corp. (a)	6,941	1,028,101	PRSC	$ 585,903
		6,259,705		$ 4,541,073

Health Care Technology - 0.26%
Simulations Plus, Inc.	6,825	431,613	SLP	$ 239,752
		431,613		$ 239,752

Hotels, Restaurants, & Leisure - 5.81%
Churchill Downs, Inc.	8,740	1,987,651	CHDN	$ 960,430
Dine Brands Global, Inc.	12,876	1,159,226	DIN	$ 629,727
J. Alexander's Holdings, Inc. C (a) (d)	95,077	916,542	JAX	$ 934,704
The Wendy's Co.	43,060	872,396	WEN	$ 657,924
Travel N Leasure	47,080	2,879,413	TNL	$ 1,302,106
Wyndham Hotels & Resorts, Inc.	24,335	1,698,096	WH	$ 1,154,102
		9,513,324		$ 5,638,993

Household Products - 1.58%
Spectrum Brands Holdings, Inc.	30,400	2,584,000	SPB	$ 1,835,639
		2,584,000		$ 1,835,639

IT Services - 5.35%
Alliance Data Systems Corporation	19,650	2,202,569	ADS	$ 1,294,722
Black Knight, Inc. (a)	12,012	888,768	BKI	$ 646,677
Concentrix Corp.	20,736	3,104,594	CNXC	$ 1,738,124
Leidos Holdings, Inc.	7,776	748,673	LDOS	$ 610,982
Unisys Corporation	71,390	1,814,734	UIS	$ 925,719
		8,759,337		$ 5,216,223

Independent Power and Renewable - 0.85%
Vistra Energy Corp.	79,200	1,400,256	VST	$ 1,504,402
		1,400,256		$ 1,504,402

Internet & Catalog Retail - 1.55%
Qurate Retail, Inc.	215,508	2,534,374	QRTEA	$ 1,543,462
		2,534,374		$ 1,543,462

Leisure Products - 0.99%
Brunswick Corp.	17,080	1,628,920	BC	$ 777,955
		1,628,920		$ 777,955

Life Sciences Tools & Services - 1.01%
Charles River Laboratories International, Inc. (a)	5,730	1,660,726	CRL	$ 705,857
		1,660,726		$ 705,857

Machinery - 0.55%
SPX Corp. (a)	15,385	896,484	SPXC	$ 443,492
		896,484		$ 443,492

Media - 4.41%
Liberty Braves Series C (a)	88,949	2,474,561	BATRK	$ 1,676,708
Liberty SiriusXM Series C (a)	89,417	3,944,184	LSXMK	$ 3,356,635
Meredith Corporation	27,080	806,442	MDP	$ 667,352
		7,225,187		$ 5,700,695

Metals & Mining - 0.47%
Nielsen Holdings plc	69,230	762,915	OR	$ 792,324
		762,915		$ 792,324

Multi-Utilities- 6.82%
DTE Energy Co.	36,505	4,860,276	DTE	$ 4,124,985
MDU Resources Group, Inc.	199,610	6,309,672	MDU	$ 4,901,763
		11,169,948		$ 9,026,748

Personal Products - 1.16%
Edgewell Personal Care Company	47,950	1,898,820	EPC	$ 1,662,382
		1,898,820		$ 1,662,382

Specialty Retail - 2.96%
Designer Brands, Inc.	83,760	1,457,424	DBI	$ 1,115,224
The Aarons Company, Inc.	93,632	2,404,470	AAN	$ 1,840,532
Tuesday Morning Corp.	192,350	588,591	TUEM	$ 391,348
Urban Outfitters, Inc.	10,770	400,536	URBN	$ 328,888
		4,851,021		$ 3,675,991

Textiles, Apparel & Luxury Goods - 4.65%
Kontoor Brands, Inc.	43,360	2,104,261	KTB	$ 870,354
Wolverine World Wide, Inc.	143,802	5,510,493	WWW	$ 3,793,880
		7,614,753		$ 4,664,234

Thrifts & Mortgage Finance - 4.07%
Columbia Financial, Inc. (a)	218,223	3,814,538	CLBK	$ 3,262,254
Federal Agricultural Mortgage Corp.	4,290	432,089	AGM	$ 432,878
Kearny Financial Corp.	200,880	2,426,630	KRNY	$ 1,969,218
		6,673,257		$ 5,664,350

Trading Companies & Distributors - 0.56%
Transcat, Inc. (a)	18,807	923,048	TRNS	$ 461,894
		923,048		$ 461,894

TOTAL COMMON STOCKS (Cost $116,633,409)		160,902,253		116,633,409

Money Market Funds - 1.35%
First American Funds Government Obligation Class Y 0.89% (b)	2,210,719	2,210,719	FGVXX	$ 2,210,719
		2,210,719		$ 2,210,719

TOTAL MONEY MARKET FUNDS (Cost $2,210,719)		2,210,719		$ 2,210,719

TOTAL INVESTMENTS (Cost $118,844,128) 99.58%		163,112,972	99.58%	$ 118,844,128

Other Assets In Excess of Liabilities - 0.42%		685,485		0.42%

TOTAL NET ASSETS - 100.00%		$ 163,798,457		100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2021.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 163,112,972	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 163,112,972	- 0 -